Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2023	2,196,335	1,401,000	2,442,870	2,278,622	BATRA	144.28	97.61	(125)	61
					BATRK	133.99

(1)
Our Principal Executive Officer (PEO) was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) were Messrs. McGuirk, Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2023	2,196,335	—	—	—	(1,085,839)	1,237,231	(946,727)	1,401,000
Non-PEO NEOs
2023	2,442,870	(807,095)	(525,681)	1,424,146	—	68,454	(324,072)	2,278,622

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to our common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series C Liberty Braves common stock in connection with the Split-Off.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from July 18, 2023 (the date of the Split-Off) to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from July 18, 2023 (the date of the Split-Off) to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
Represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series C common stock (Nasdaq: BATRA and BATRK) from December 30, 2022 through December 29, 2023.

(5)
Represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 30, 2022 through December 29, 2023.

(6)
Represents the amount of net income reflected in our consolidated financial statements for the covered fiscal year.

(7)
We define adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote	(1) Our Principal Executive Officer (PEO) was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) were Messrs. McGuirk, Wendling and Rosenthaler and Ms. Wilm.
Peer Group Issuers, Footnote
(4)
Represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series C common stock (Nasdaq: BATRA and BATRK) from December 30, 2022 through December 29, 2023.

(5)
Represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 30, 2022 through December 29, 2023.

PEO Total Compensation Amount	$ 2,196,335
PEO Actually Paid Compensation Amount	$ 1,401,000
Adjustment To PEO Compensation, Footnote
(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2023	2,196,335	—	—	—	(1,085,839)	1,237,231	(946,727)	1,401,000
Non-PEO NEOs
2023	2,442,870	(807,095)	(525,681)	1,424,146	—	68,454	(324,072)	2,278,622

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to our common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series C Liberty Braves common stock in connection with the Split-Off.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from July 18, 2023 (the date of the Split-Off) to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from July 18, 2023 (the date of the Split-Off) to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,442,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,278,622
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2023	2,196,335	—	—	—	(1,085,839)	1,237,231	(946,727)	1,401,000
Non-PEO NEOs
2023	2,442,870	(807,095)	(525,681)	1,424,146	—	68,454	(324,072)	2,278,622

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to our common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series C Liberty Braves common stock in connection with the Split-Off.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from July 18, 2023 (the date of the Split-Off) to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from July 18, 2023 (the date of the Split-Off) to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Adjusted OIBDA
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Tabular List, Table
2023 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA
Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 97.61
Net Income (Loss)	$ (125,000,000)
Company Selected Measure Amount	61,000,000
PEO Name	Mr. Maffei
Total Shareholder Return Amount, BATRA	$ 144.28
Total Shareholder Return Amount, BATRK	$ 133.99
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Non-GAAP Measure Description
(7)
We define adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Change in Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value Of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,085,839)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,237,231
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(946,727)
Non-PEO NEO | Change in Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(807,095)
Non-PEO NEO | Change in Fair Value Of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(525,681)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,424,146
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,454
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (324,072)